Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
SHARE-BASED COMPENSATION
The Company has various types of share-based compensation plans that permit the granting of awards in the form of stock options, restricted stock, restricted share units, phantom stock and performance units. These plans are administered by the Compensation Committee of the Board of Directors, which selects persons eligible to receive awards and determines the terms, conditions and other provisions of the awards. At December 31, 2016, awards of 2,456,052 shares could be made under approved incentive compensation plans. The Company issues shares to fulfill stock option exercises and restricted share units and restricted stock awards vesting from available authorized common shares. At December 31, 2016, the Company believes there are adequate authorized shares to satisfy anticipated stock option exercises and restricted share unit and restricted stock award vesting.
Stock option awards
The Company issues stock options under various plans to directors, officers and other key employees. The option exercise price cannot be less than the fair value of the underlying common stock as of the date of the option grant and the maximum option term cannot exceed ten years.
The following table represents the activity related to stock options during the periods indicated:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in thousands)	Weighted Average Remaining Contract Life (in years)
Outstanding options, December 31, 2013	1,072,829	$53.47
Granted	77,434	65.31
Exercised	(267,421)	48.57	$4,612
Forfeited or expired	(15,160)	60.38
Outstanding options, December 31, 2014	867,682	$55.92
Granted	82,001	62.50
Exercised	(119,917)	51.71	1,516
Forfeited or expired	(15,989)	66.52
Outstanding options, December 31, 2015	813,777	$56.99
Granted	160,624	48.65
Exercised	(196,769)	55.39	3,597
Forfeited or expired	(56,094)	59.49
Outstanding options, December 31, 2016	721,538	$55.38	$20,583	6.0

Exercisable options, December 31, 2014	562,752	55.92
Exercisable options, December 31, 2015	546,842	$56.54
Exercisable options, December 31, 2016	415,376	$56.66	$11,366	4.4

The following table represents weighted average remaining life as of December 31, 2016 for options outstanding within the stated exercise prices:

	Options Outstanding			Options Exercisable
Exercise Price Range Per Share	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Number of Options	Weighted Average Exercise Price
$36.48 to $47.50	147,913	$47.27	8.9 years	5,849	$45.42
$47.51 to $52.35	151,527	51.56	4.9 years	113,328	51.51
$52.36 to $54.82	116,558	53.39	4.6 years	90,653	53.68
$54.83 to $59.81	68,683	56.33	3.7 years	64,387	56.17
$59.82 to $62.82	154,506	61.32	5.7 years	98,688	60.63
$62.83 to $111.71	82,351	67.83	7.1 years	42,471	69.81
Total options	721,538	$55.38	6.0 years	415,376	$56.66

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock option awards. The following weighted-average assumptions were used for option awards issued during the years ended December 31:

	2016	2015	2014
Expected dividends	2.8%	2.2%	2.1%
Expected volatility	29.0%	35.6%	35.8%
Risk-free interest rate	1.4%	2.0%	2.3%
Expected term (in years)	6.5	7.5	7.5
Weighted-average grant-date fair value	$10.46	$19.57	$21.26

The assumptions above are based on multiple factors, including historical stock option exercise patterns and post-vesting employment termination behaviors, expected future exercise patterns and the expected volatility of the Company’s stock price.
The following table represents the compensation expense that is included in non-interest expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to stock options for the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Compensation expense related to stock options	$2,010	$1,861	$2,053
Income tax benefit related to stock options	331	317	375

At December 31, 2016, there was $2.1 million of unrecognized compensation cost related to stock options that is expected to be recognized over a weighted-average period of 2.6 years.
Restricted stock awards
The Company issues restricted stock under various plans for certain officers and directors. The restricted stock awards may not be sold or otherwise transferred until certain restrictions have lapsed. The holders of the restricted stock receive dividends and have the right to vote the shares. The compensation expense for these awards is determined based on the market price of the Company's common stock at the date of grant applied to the total number of shares granted and is recognized over the vesting period (generally three to seven years). As of December 31, 2016 and 2015, unrecognized share-based compensation associated with these awards totaled $16.0 million and $19.5 million, respectively. The unrecognized compensation cost related to restricted stock awards at December 31, 2016 is expected to be recognized over a weighted-average period of 2.2 years.
Restricted share units
In 2015, the Company issued restricted share units to certain of its executive officers. Restricted share units vest after the end of a three year performance period, based on satisfaction of the market and performance conditions set forth in the restricted share unit agreement. Recipients do not possess voting or investment power over the common stock underlying such units until vesting. The grant date fair value of these restricted share units is the same as the value of the corresponding number of shares of common stock, adjusted for assumptions surrounding the market-based conditions contained in the respective agreements. See Note 1 for further discussion of restricted share units with market or performance conditions.
The following table represents the compensation expense that was included in non-interest expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to restricted stock awards and restricted share units for the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Compensation expense related to restricted stock awards and restricted share units	$12,513	$12,045	$9,932
Income tax benefit related to restricted stock awards and restricted share units	4,380	4,215	3,476

The following table represents unvested restricted stock award and restricted share unit activity for the years ended December 31:

	2016	2015	2014
Balance at beginning of period	507,130	506,289	523,756
Granted	254,276	207,575	168,254
Forfeited	(28,855)	(26,970)	(18,171)
Earned and issued	(189,290)	(179,764)	(167,550)
Balance at end of period	543,261	507,130	506,289

The weighted average grant date fair value of restricted stock awards and restricted share units granted was $48.84, $63.16, and $65.11 for the years ended December 31, 2016, 2015, and 2014, respectively. The total fair value of restricted stock awards and restricted share units vested during the years ended December 31, 2016, 2015, and 2014 was $10.7 million, $11.3 million, and $10.9 million, respectively.
Phantom stock awards
The Company issues phantom stock awards to certain key officers and employees. The awards are subject to a vesting period of five to seven years and are paid out in cash upon vesting. The amount paid per vesting period is calculated as the number of vested “share equivalents” multiplied by the closing market price of a share of the Company’s common stock on the vesting date. Share equivalents are calculated on the date of grant as the total award’s dollar value divided by the closing market price of a share of the Company’s common stock on the grant date. Award recipients are also entitled to a “dividend equivalent” on each unvested share equivalent held by the award recipient. A dividend equivalent is a dollar amount equal to the cash dividends that the participant would have been entitled to receive if the participant’s share equivalents were issued in shares of common stock. Dividend equivalents are reinvested as share equivalents that will vest and be paid out on the same date as the underlying share equivalents on which the dividend equivalents were paid. The number of share equivalents acquired with a dividend equivalent is determined by dividing the aggregate of dividend equivalents paid on the unvested share equivalents by the closing price of a share of the Company’s common stock on the dividend payment date.
Performance units
In 2016 and 2015, the Company issued performance units to certain of its executive officers. Performance units are tied to the value of shares of the Company's common stock, are payable in cash, and vest in increments of one-third per year after attainment of one or more performance measures. The value of performance units is the same as the value of the corresponding number of shares of common stock.
The following table indicates compensation expense recorded for phantom stock and performance units based on the number of share equivalents vested at December 31 of the years indicated and the current market price of the Company’s stock at that time:

(Dollars in thousands)	2016	2015	2014
Compensation expense related to phantom stock and performance units	$12,933	$12,109	$5,496

The following table represents phantom stock award and performance unit activity during the periods indicated.

(Dollars in thousands)	Number of share equivalents (1)	Value of share equivalents (2)
Balance, December 31, 2013	433,884	$27,270
Granted	146,166	9,479
Forfeited share equivalents	(22,800)	1,479
Vested share equivalents	(81,903)	5,512
Balance, December 31, 2014	475,347	$30,826
Granted	167,573	9,228
Forfeited share equivalents	(34,681)	1,910
Vested share equivalents	(145,809)	9,288
Balance, December 31, 2015	462,430	$25,466
Granted	215,745	18,069
Forfeited share equivalents	(42,051)	3,522
Vested share equivalents	(163,294)	8,509
Balance, December 31, 2016	472,830	$39,600

(1)	Number of share equivalents includes all reinvested dividend equivalents for the years indicated.

(2)
Except for share equivalents at the beginning of each period, which are based on the value at that time, and vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company’s stock at the end of the respective periods. The market price of the Company’s stock was $83.75, $55.07 and $64.85 on December 31, 2016, 2015 and 2014, respectively.

401(k) defined contribution plan
The Company has a 401(k) Profit Sharing Plan covering substantially all of its employees. Annual employer contributions to the Plan are set by the Board of Directors. The Company made contributions of $1.9 million, $1.7 million, and $1.5 million for the years ended December 31, 2016, 2015, and 2014, respectively. The Plan provides, among other things, that participants in the Plan be able to direct the investment of their account balances within the Profit Sharing Plan into alternative investment funds. Participant deferrals under the salary reduction election may be matched by the employer based on a percentage to be determined annually by the employer.